UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-6718

Name of Fund: MuniYield Quality Fund II, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniYield Quality Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments

MuniYield Quality Fund II, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount  Municipal Bonds                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
Arizona - 1.0%         $ 2,700  Northern Arizona University System Revenue Bonds, 5.50% due 6/01/2034 (e)               $    2,900
----------------------------------------------------------------------------------------------------------------------------------
California - 29.0%       8,150  Alameda Corridor Transportation Authority, California, Capital Appreciation Revenue
                                Refunding Bonds, Subordinate Lien, Series A, 5.319% due 10/01/2025 (a)(m)                    6,322
                         3,800  Anaheim, California, Public Financing Authority, Electric System Distribution
                                Facilities Revenue Bonds, Series A, 5% due 10/01/2031 (g)                                    3,910
                         2,500  California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                                RIB, Series 26, 7.06% due 6/01/2022 (g)(l)                                                   2,739
                         2,200  California State, GO, Refunding, 5.25% due 9/01/2010 (i)                                     2,320
                         1,500  California State, GO, Refunding, 5.125% due 6/01/2027                                        1,536
                         1,950  California State, GO, Refunding, ROLS, Series II-R-272, 6.726% due 2/01/2033 (j)(l)          2,139
                         1,600  California State Public Works Board, Lease Revenue Bonds (Department of Corrections),
                                Series C, 5% due 6/01/2025                                                                   1,636
                         2,200  California State University, Systemwide Revenue Bonds, Series A, 5% due 11/01/2035
                                (e)                                                                                          2,256
                         2,750  California State, Various Purpose, GO, 5.25% due 11/01/2029                                  2,868
                         6,500  California State, Various Purpose, GO, 5.50% due 11/01/2033                                  6,987
                         1,350  California State, Various Purpose, GO, Refunding, 5% due 12/01/2031 (h)                      1,388
                        15,000  East Side Union High School District, California, Santa Clara County, Capital
                                Appreciation, GO (Election of 2002), Series E, 5.15% due 8/01/2029 (k)(m)                    4,691
                         1,370  East Side Union High School District, California, Santa Clara County, GO (Election
                                of 2002), Series D, 5% due 8/01/2026 (k)                                                     1,419
                         2,770  Fairfield-Suisun, California, Unified School District, GO (Election of 2002), 5.50%
                                due 8/01/2028 (h)                                                                            2,995
                         2,300  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                Revenue Bonds, Series B, 5.50% due 6/01/2013 (i)(k)                                          2,522
                         3,725  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                Revenue Bonds, Series B, 5.625% due 6/01/2013 (c)(i)                                         4,112
                         2,815  John Swett Unified School District, California, GO, Series A, 5.50% due 8/01/2026 (g)        2,995
----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniYield Quality Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT             Alternative Minimum Tax (subject to)
COP             Certificates of Participation
DRIVERS         Derivative Inverse Tax-Exempt Receipts
EDA             Economic Development Authority
GO              General Obligation Bonds
HFA             Housing Finance Agency
IDA             Industrial Development Authority
IDB             Industrial Development Board
PCR             Pollution Control Revenue Bonds
RIB             Residual Interest Bonds
ROLS            Reset Option Long Securities
S/F             Single-Family

MuniYield Quality Fund II, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount  Municipal Bonds                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                       $ 9,300  Los Angeles, California, Unified School District, GO, Series A, 5% due 1/01/2028 (h)    $    9,597
                         2,600  Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                Series B-1, 5% due 10/01/2029 (e)                                                            2,683
                         1,475  Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                Series B-1, 5% due 10/01/2036 (e)                                                            1,516
                         2,300  Orange County, California, Sanitation District, COP, 5% due 2/01/2033 (e)                    2,360
                         2,900  Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                                (Convention Center Project), Series A, 5.50% due 11/01/2029 (h)                              3,161
                         1,250  Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Paguay
                                Redevelopment Project), 5.125% due 6/15/2033 (a)                                             1,291
                         6,000  Sacramento, California, Municipal Utility District, Electric Revenue Bonds, Series N,
                                5% due 8/15/2028 (h)                                                                         6,161
                         1,350  Sacramento, California, Unified School District, GO (Election of 2002), 5% due
                                7/01/2030 (h)                                                                                1,397
                         1,325  Tamalpais, California, Union High School District, GO (Election of 2001), 5% due
                                8/01/2028 (g)                                                                                1,365
                         1,000  University of California, Limited Project Revenue Bonds, Series B, 5% due 5/15/2033
                                (g)                                                                                          1,032
                         2,025  Ventura County, California, Community College District, GO (Election of 2002),
                                Series B, 5% due 8/01/2030 (h)                                                               2,096
----------------------------------------------------------------------------------------------------------------------------------
Colorado - 5.8%          1,150  Colorado Health Facilities Authority Revenue Bonds (Catholic Health Initiatives),
                                Series A, 5.50% due 3/01/2032 (d)                                                            1,230
                         1,200  Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement Communities
                                Inc.), Series A, 5.50% due 12/01/2027 (j)                                                    1,263
                           675  Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement Communities
                                Inc.), Series A, 5.50% due 12/01/2033 (j)                                                      707
                         1,245  Colorado Housing and Finance Authority, Revenue Refunding Bonds (S/F Program), AMT,
                                Series B-2, 6.80% due 2/01/2031 (h)                                                          1,288
                         7,500  E-470 Public Highway Authority, Colorado, Capital Appreciation Revenue Refunding
                                Bonds, Series B, 5.607% due 9/01/2032 (h)(m)                                                 1,886
                        10,975  Northwest Parkway, Colorado, Public Highway Authority, Capital Appreciation Revenue
                                Bonds, Senior Convertible, Series C, 5.327% due 6/15/2025 (g)(m)                             9,525
                         1,735  Northwest Parkway, Colorado, Public Highway Authority Revenue Bonds, Series A, 5.50%
                                due 6/15/2021 (a)                                                                            1,868
----------------------------------------------------------------------------------------------------------------------------------
Florida - 3.4%             800  Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding Bonds, Series A,
                                5% due 6/01/2038                                                                               796
                         1,250  Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                (Adventist Health System), Series C, 5.25% due 11/15/2036                                    1,291
                         2,300  Miami-Dade County, Florida, School Board, COP, Series A, 5% due 11/01/2024 (a)               2,392
                         4,575  Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds, Series A,
                                5.21% due 10/01/2034 (h)(m)                                                                  1,051

MuniYield Quality Fund II, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount  Municipal Bonds                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                       $ 4,495  Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds, Series A,
                                5.22% due 10/01/2035 (h)(m)                                                             $      975
                         3,575  Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B, 5.125% due
                                1/01/2032 (e)                                                                                3,702
----------------------------------------------------------------------------------------------------------------------------------
Georgia - 9.7%           5,000  Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series B, 5.25% due
                                1/01/2033 (g)                                                                                5,234
                         8,500  Atlanta, Georgia, Airport Passenger Facility Charge, Revenue Refunding Bonds, ROLS,
                                Series II-R-517X, 6.239% due 1/01/2033 (g)(l)                                                8,901
                         5,000  Atlanta, Georgia, Airport Revenue Refunding Bonds, Series A, 5.875% due 1/01/2017 (e)        5,340
                         2,850  Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5% due 11/01/2034 (g)                  2,923
                         4,075  Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5% due 11/01/2039 (h)        4,144
                         2,170  Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2039 (g)                    2,276
----------------------------------------------------------------------------------------------------------------------------------
Illinois - 17.6%         5,200  Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                Series B-2, 5.75% due 1/01/2023 (g)                                                          5,637
                         2,200  Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                Series B-2, 6% due 1/01/2029 (k)                                                             2,424
                         4,750  Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, DRIVERS,
                                AMT, Series 844Z, 6.999% due 7/01/2010 (h)(l)                                                5,244
                         2,460  Cook County, Illinois, Capital Improvement, GO, Series C, 5.50% due 11/15/2012 (a)(i)        2,686
                        10,000  Illinois Regional Transportation Authority Revenue Bonds, 6.50% due 7/01/2026 (h)           12,612
                        21,675  Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds, 5.264% due
                                6/15/2030 (a)(m)                                                                            19,109
                         3,625  Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax, Revenue
                                Refunding Bonds, DRIVERS,  Series 269, 7.524% due 6/15/2023 (h)(l)                           4,293
----------------------------------------------------------------------------------------------------------------------------------
Indiana - 4.3%           3,350  Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5% due
                                6/01/2028 (g)                                                                                3,437
                         3,750  Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25% due
                                6/01/2028 (e)                                                                                3,951
                         5,000  Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25% due
                                6/01/2029 (e)                                                                                5,258
----------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.5%            1,530  Sedgwick and Shawnee Counties, Kansas, S/F Mortgage-Backed Revenue Refunding Bonds,
                                AMT, Series A-2, 6.45% due 12/01/2033 (f)(h)                                                 1,571
----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 7.2%         2,210  Jefferson Parish, Louisiana, Home Mortgage Authority, S/F Mortgage Revenue Bonds,
                                AMT, Series B-1, 6.65% due 12/01/2033 (f)(h)                                                 2,296
                         5,500  Lafayette, Louisiana, Utilities Revenue Bonds, 5% due 11/01/2028 (h)                         5,672
                         3,900  Louisiana Local Government, Environmental Facilities, Community Development Authority
                                Revenue Bonds (Capital Projects and Equipment Acquisition), Series A, 6.30% due
                                7/01/2030 (a)                                                                                4,385
                         1,800  Louisiana State Citizens Property Insurance Corporation, Assessment Revenue Bonds,
                                Series B, 5% due 6/01/2023 (a)                                                               1,871
                         3,185  Louisiana State Transportation Authority, Senior Lien Toll Revenue Capital
                                Appreciation Bonds, Series B, 5.31% due 12/01/2027 (a)(m)                                    1,049

MuniYield Quality Fund II, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount  Municipal Bonds                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                       $ 4,200  New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax,
                                Sub-Series A, 5.25% due 7/15/2028 (a)                                                   $    4,356
                         1,300  Terrebonne Parish, Louisiana, Hospital Service District Number 1, Hospital Revenue
                                Bonds (Terrebonne General Medical Center Project), 5.50% due 4/01/2033 (a)                   1,394
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 11.0%    1,375  Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds, Senior
                                Series A, 5% due 7/01/2035                                                                   1,402
                         8,600  Massachusetts Bay Transportation Authority, Special Assessment Revenue Refunding
                                Bonds, Series A, 5% due 7/01/2031                                                            8,887
                        10,000  Massachusetts State, HFA, Housing Revenue Bonds, DRIVERS, AMT, Series 982, 6.52% due
                                1/01/2011 (g)(l)                                                                            10,369
                         2,785  Massachusetts State Port Authority, Special Facilities Revenue Bonds, DRIVERS, AMT,
                                Series 501, 6.999% due 7/01/2009 (a)(l)                                                      3,035
                         5,800  Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                Series A, 5% due 8/15/2030 (g)                                                               6,009
                         1,800  Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25% due
                                1/01/2014 (e)(i)                                                                             1,948
                           840  Massachusetts State Water Resource Authority, General Revenue Refunding Bonds,
                                Series B, 5.125% due 8/01/2027 (h)                                                             871
----------------------------------------------------------------------------------------------------------------------------------
Michigan - 5.8%          1,500  Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds, Series B, 5%
                                due 7/01/2036 (e)                                                                            1,543
                         8,900  Detroit, Michigan, Water Supply System Revenue Bonds, Series B, 5.25% due 7/01/2013
                                (h)(i)                                                                                       9,622
                         1,000  Michigan Higher Education Student Loan Authority, Student Loan Revenue Refunding
                                Bonds, AMT, Series XVII-G, 5.20% due 9/01/2020 (a)                                           1,032
                         1,000  Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                Edison Company Pollution Control Project), AMT, Series A, 5.50% due 6/01/2030 (k)            1,057
                         3,900  Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                Edison Company Pollution Control Project), AMT, Series C, 5.45% due 12/15/2032 (k)           4,075
----------------------------------------------------------------------------------------------------------------------------------
Missouri - 1.9%          2,000  Saint Louis County, Missouri, Pattonville R-3 School District, GO (Missouri Direct
                                Deposit Program), 5.75% due 3/01/2010 (e)(i)                                                 2,147
                         2,000  Saint Louis County, Missouri, Pattonville R-3 School District, GO (Missouri Direct
                                Deposit Program), 5.75% due 3/01/2010 (e)(i)                                                 2,147
                         1,500  Saint Louis County, Missouri, Pattonville R-3 School District, GO (Missouri Direct
                                Deposit Program), 6% due 3/01/2010 (e)(i)                                                    1,623
----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.4%          1,300  Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series A, 5%
                                due 4/01/2033 (g)                                                                            1,333
----------------------------------------------------------------------------------------------------------------------------------
Nevada - 2.4%            2,800  Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe Hospital Project), Series
                                A, 5.50% due 9/01/2033 (j)                                                                   2,947
                         1,500  Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2, 5%
                                due 7/01/2030 (e)                                                                            1,532
                         2,700  Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2, 5%
                                due 7/01/2036 (e)                                                                            2,749
----------------------------------------------------------------------------------------------------------------------------------

MuniYield Quality Fund II, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount  Municipal Bonds                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 7.1%      $ 1,070  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                        $    1,133
                           500  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                               518
                         2,400  New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due 7/01/2029 (h)        2,474
                         4,800  New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due 7/01/2033
                                (h)                                                                                          5,060
                         2,300  New Jersey EDA, Revenue Bonds, ROLS, Series II-R-309-1, 7.233% due 6/15/2024 (b)(l)          2,586
                         2,000  New Jersey EDA, Revenue Bonds, ROLS, Series II-R-309-2, 7.233% due 6/15/2031 (b)(l)          2,257
                         2,600  New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125% due
                                3/01/2028                                                                                    2,688
                         4,000  New Jersey EDA, School Facilities Construction Revenue Bonds, Series P, 5.125% due
                                9/01/2028                                                                                    4,148
----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 2.3%        6,295  New Mexico State Highway Commission, Tax Revenue Bonds, Senior Sub-Lien, Series A, 6%
                                due 6/15/2010 (g)(i)                                                                         6,784
----------------------------------------------------------------------------------------------------------------------------------
New York - 8.0%          1,800  Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,
                                Series A, 5% due 11/15/2032 (e)                                                              1,849
                         9,280  Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75% due
                                8/01/2009 (g)(i)                                                                             9,979
                         5,000  New York State Dormitory Authority Revenue Refunding Bonds (State University
                                Educational Facilities), 5.75% due 5/15/2010 (e)(i)                                          5,399
                         6,115  Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1, 5.25%
                                due 6/01/2022 (a)                                                                            6,463
----------------------------------------------------------------------------------------------------------------------------------
Ohio - 2.3%              5,120  Plain, Ohio, Local School District, GO, Refunding, 6% due 6/01/2011 (e)(i)                   5,613
                         1,170  Plain, Ohio, Local School District, GO, Refunding, 6% due 12/01/2020 (e)                     1,272
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 4.9%      3,335  Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, RIB,
                                Series 396, 8.063% due 1/01/2019 (g)(l)                                                      3,773
                         7,075  Pennsylvania State Public School Building Authority, School Lease Revenue Bonds (The
                                School District of Philadelphia Project), 5% due 6/01/2033 (g)                               7,226
                         3,230  Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue
                                Bonds, Series B, 5.50% due 10/01/2020 (g)                                                    3,473
----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.4%      4,010  Rhode Island State Health and Educational Building Corporation, Higher Education
                                Facilities Revenue Bonds (University of Rhode Island), Series A, 5.70% due 9/15/2009
                                (h)(i)                                                                                       4,270
----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 6.6%    2,450  Berkeley County, South Carolina, School District, Installment Lease Revenue Bonds
                                (Securing Assets for Education Project), 5.125% due 12/01/2030                               2,522
                         1,363  Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                Bonds, ROLS, Series II-R-481X-1, 6.746% due 12/01/2028 (b)(l)                                1,504
                         1,212  Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                Bonds, ROLS, Series II-R-481X-2, 6.746% due 12/01/2029 (b)(l)                                1,333
                           440  Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                Bonds, ROLS, Series II-R-481X-3, 6.746% due 12/01/2030 (b)(l)                                  482

MuniYield Quality Fund II, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount  Municipal Bonds                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                       $ 2,075  Kershaw County, South Carolina, Public Schools Foundation, Installment Power Revenue
                                Refunding Bonds, 5% due 12/01/2029 (c)                                                  $    2,120
                         5,000  South Carolina Transportation Infrastructure Bank Revenue Bonds, DRIVERS, Series
                                1285Z, 6.041% due 4/01/2011 (a)(l)                                                           5,228
                         6,100  South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A, 5% due
                                10/01/2033 (a)                                                                               6,239
----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 0.8%         2,150  Chattanooga, Tennessee, IDB, Lease Rent Revenue Bonds (Southside Redevelopment
                                Corporation), 5.875% due 10/01/2024 (a)                                                      2,301
----------------------------------------------------------------------------------------------------------------------------------
Texas - 10.9%            2,000  Corpus Christi, Texas, Utility System Revenue Refunding Bonds, Series A, 6% due
                                7/15/2010 (g)(i)                                                                             2,159
                         3,250  Dallas-Fort Worth, Texas, International Airport Revenue Bonds, DRIVERS, AMT, Series
                                202, 8.004% due 11/01/2028 (e)(l)                                                            3,642
                         4,000  Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                Bonds (Good Shepherd Medical Center Project), 6.875% due 10/01/2020 (j)                      4,435
                         9,345  Leander, Texas, Independent School District, Capital Appreciation, GO, Refunding
                                (School Building), 5.51% due 8/15/2030 (e)(m)                                                2,628
                         8,800  Leander, Texas, Independent School District, Capital Appreciation, GO, Refunding
                                (School Building), 5.58% due 8/15/2035 (m)                                                   1,827
                         3,500  Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT,
                                6.375% due 4/01/2027                                                                         3,628
                         4,925  North Harris County, Texas, Regional Water Authority, Senior Lien Revenue Bonds,
                                5.125% due 12/15/2035 (h)                                                                    5,062
                         4,800  Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First
                                Tier, Series A, 5.75% due 8/15/2038 (a)                                                      5,200
                         3,600  Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First
                                Tier, Series A, 5.50% due 8/15/2039 (a)                                                      3,844
----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.8%          2,100  Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old Dominion
                                Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (a)                                 2,258
----------------------------------------------------------------------------------------------------------------------------------
Washington - 5.5%        7,470  Port of Seattle, Washington, Revenue Bonds, AMT, Series B, 6% due 2/01/2016 (h)              8,006
                         1,600  Port of Tacoma, Washington, Revenue Refunding Bonds, Series A, 5.25% due 12/01/2034
                                (a)                                                                                          1,677
                         6,150  Seattle, Washington, Municipal Light and Power Revenue Bonds, 6% due 10/01/2009
                                (h)(i)                                                                                       6,608
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 1.2%       3,500  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125% due
                                7/01/2029                                                                                    3,593
----------------------------------------------------------------------------------------------------------------------------------
                                Total Municipal Bonds (Cost - $435,040) - 151.8%                                           450,020
----------------------------------------------------------------------------------------------------------------------------------

                        Shares
                          Held  Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                         1,400  Merrill Lynch Institutional Tax-Exempt Fund, 3.45% (n)(o)                                    1,400
----------------------------------------------------------------------------------------------------------------------------------
                                Total Short-Term Securities (Cost - $1,400) - 0.5%                                           1,400
----------------------------------------------------------------------------------------------------------------------------------
                                Total Investments (Cost - $436,440*) - 152.3%                                              451,420

                                Other Assets Less Liabilities - 1.8%                                                         5,223

MuniYield Quality Fund II, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                                Preferred Stock, at Redemption Value - (54.1%)                                            (160,233)
                                                                                                                        ----------
                                Net Assets Applicable to Common Stock - 100.0%                                          $  296,410
                                                                                                                        ==========

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 436,440
                                                                      =========
      Gross unrealized appreciation                                   $  16,102
      Gross unrealized depreciation                                      (1,122)
                                                                      ---------
      Net unrealized appreciation                                     $  14,980
                                                                      =========

(a)   AMBAC Insured.
(b)   Assured Guaranty Insured.
(c)   CIFG Insured.
(d)   Escrowed to maturity.
(e)   FGIC Insured.
(f)   FNMA/GNMA Collateralized.
(g)   FSA Insured.
(h)   MBIA Insured.
(i)   Prerefunded.
(j)   Radian Insured.
(k)   XL Capital Insured.
(l) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(m) Represents a zero coupon or a step bond; the interest rate shown is the effective yield at the time of purchase.
(n) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                            Net         Dividend
      Affiliate                                          Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund           --          $     75
      --------------------------------------------------------------------------

(o)   Reflects the current yield as of July 31, 2006.
o Forward interest rate swaps outstanding as of July 31, 2006 were as follows:

      ------------------------------------------------------------------------------------------------
                                                                              Notional     Unrealized
                                                                               Amount     Depreciation
      ------------------------------------------------------------------------------------------------
      Pay a Fixed rate of 4.168% and receive a floating rate based on
      1-week Bond Market Association rate

      Broker, JPMorgan Chase Bank
      Expires August 2016                                                     $ 30,000    $   (359,310)

      Pay a fixed rate of 4.285% and receive a floating rate based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase Bank
      Expires September 2021                                                  $ 14,000        (149,996)
      ------------------------------------------------------------------------------------------------
      Total                                                                               $   (509,306)
                                                                                          ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniYield Quality Fund II, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniYield Quality Fund II, Inc.

Date: September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniYield Quality Fund II, Inc.

Date: September 20, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    MuniYield Quality Fund II, Inc.

Date: September 20, 2006